15. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

The Company has committed to continue negotiations with Acela Biomedical once certain conditions have been met.

The Company has an employment agreement, renewed May 15, 2014, with the Chairman, Mr. Thompson amended on January 1, 2017 through December 31, 2021, whereby we provide for compensation of $25,000 per month.

The Company has an employment agreement with the Chief Executive Officer, Mr. Cunningham, amended on January 1, 2017 through December 31, 2021, whereby we provide for compensation of $25,000 per month.

The Company has an employment agreement with the Chief Operating Officer, Mr. Roberts, effective June 2016 through December 31, 2019, whereby we provide for compensation of $10,000 per month.

The Company has employment agreements for Chief Executives of its subsidiaries Key Tax Group, and Platinum Tax Defenders.

The agreement for Key Tax Group Management is a combined base salary of $208,000 annually, with additional annual bonuses and stock awards based on performance. Each agreement has a 5 year term.

Platinum Tax Defenders Management has a base salary of $20,000 per month, with additional annual bonuses and stock awards based on performance. The agreement has a 5 year term.

The Company discontinued its operation of Red Rock Travel Group in June 2019. The Company may be liable for any commitments and contingencies in connection with its operation.

There are no other stock option plans, retirement, pension, or profit-sharing plans for the benefit of our sole officers and directors other than as described above.

Leases

The Company’s subsidiary Key Tax Group has an operating lease for an office leased in Jacksonville Florida on a month to month agreement. Base monthly rent is approximately $1,708 per month plus net operating expenses. A deposit equal to one-month rent was paid and the commencement of the lease.

In addition, the Company’s subsidiary Platinum Tax Defenders has an operating lease for an office sub-lease in Simi Valley, California with an initial term of 38 months. Base monthly rent is approximately $4,000 per month plus net operating expenses. A deposit equal to one-month rent was paid and the commencement of the lease. The lease can be extended for a two-year period at same amount of increase in the original lease (3%), at the option of the original lessee. The lease contains variable lease payments for non-rental occupancy expenses. These non-lease components were not included in the determination of the right of use asset and lease liability as part of the transition to ASC 842 due to the practical expedients elected by the Company.

Additionally, the Company’s subsidiary Romeo Pizza has an operating lease for its restaurant at Johns Creek, Georgia with an initial term of 65 months and renewed on January 1, 2019 for an additional 120 months. Base monthly rent is approximately $4,629 per month plus net operating expenses. A deposit of $6,000 was paid and the commencement of the lease. The current lease renewal does not currently contain an extension provision. The lease contains variable lease payments for non-rental occupancy expenses. These non-lease components were not included in the determination of the right of use asset and lease liability as part of the transition to ASC 842 due to the practical expedients elected by the Company.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 15% to estimate the present value of the right of use liability.

The Company has right-of-use assets of $430,640, operating lease liabilities of $430,640 as of September 30, 2019. Operating lease expense for the nine months ended September 30, 2019 was $153,429.

The following table provides the maturities of lease liabilities at September 30, 2019:

Maturity of Lease Liabilities at September 30, 2019
2019	$25,886,
2020	106,096
2021	108,705
2022	67,431
2023	60,124
2024 and thereafter	319,144
Total future undiscounted lease payments	687,386
Less: Interest	(287,428)
Present value of lease liabilities	$399,957

The Company’s other subsidiaries also maintain short-term lease agreements for office space. Total rent expense for these rentals was $8,224 for the nine months ended September 30, 2019. Total rent expense for the nine months ended September 30, 2018 was $71,274.

15.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company had operating lease expense of $242,567 and $176,062 for the year ended December 31, 2018 and 2017, respectively, consisting of the followings.

	For the year ended
	December 31, 2018	December 31, 2017

Restaurants	$72,121	$71,750
Lot	73,782	35,350
Office	96,664	68,962
Equipment Rentals	–	–
Total	$242,567	$176,062

The Company has property leases that are renewable on an annual basis, with no long term property leases.

We have an employment agreement, renewed May 15, 2014, with the Chairman, Mr. Thompson amended on July 27, 2017 and effective on January 1, 2017, whereby we provide for compensation of $25,000 per month.

We have an employment agreement with the Chief Executive Officer, Mr. Cunningham, amended on July 27, 2017 and effective on January 1, 2017, whereby we provide for compensation of $25,000 per month.

We have an employment agreement with the Chief Operating Officer, Mr. Roberts, effective June 2016, whereby we provide for compensation of $10,000 per month.

There are no other stock option plans, retirement, pension, or profit sharing plans for the benefit of our sole officer and director other than as described herein.